Schedule of operating lease obligation (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Operating Lease Obligation
Current portion	$ 60	$ 77	$ 76
Non-current portion	16	20	59
Total	$ 76	$ 97	$ 135